Supplement to the

Spartan® 500 Index Fund

Investor Class and Fidelity Advantage Class

A Fund of Fidelity Commonwealth Trust

STATEMENT OF ADDITIONAL INFORMATION

June 29, 2006

The following information supplements similar information found in the "Management Contracts" section beginning on page 25.

The following table provides information relating to other accounts managed by Mr. Jackson as of November 30, 2006:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	9	3	10
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 57,973	$ 11,354	$ 24
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Spartan 500 Index Fund ($15,726 (in millions) assets managed).

As of November 30, 2006, the dollar range of shares of Spartan 500 Index beneficially owned by Mr. Jackson was none.

SMIB-06-02 December 30, 2006
1.717337.116

Supplement to the

Fidelity® Nasdaq Composite® Index Tracking Stock

A Fund of Fidelity Commonwealth Trust

STATEMENT OF ADDITIONAL INFORMATION

January 29, 2006

Amitabh Dugar no longer serves as a portfolio manager for the fund.

The following information supplements similar information found in the "Management Contract" section beginning on page 31.

The following table provides information relating to other accounts managed by Mr. Jackson as of November 30, 2006:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	9	3	10
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 57,973	$ 11,354	$ 24
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Nasdaq Composite Index Tracking Stock ($172 (in millions) assets managed). The amount of assets managed of a fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of November 30, 2006, the dollar range of shares of the fund beneficially owned by Mr. Jackson was none.

ETFB-06-03 December 30, 2006
1.790428.104